Related Party Balances and Transactions - Schedule of Related Parties (Details)	12 Months Ended
Dec. 31, 2025
Mr. Geng Xiaogang [Member]
Related Party Transaction [Line Items]
Relationship and Nature	Founder, chief executive officer of the Company
Ms. Jia Xiaohua [Member]
Related Party Transaction [Line Items]
Relationship and Nature	Immediate family members of Founder and the management of the Group
Winpass Logistics (HK) Co., Limited [Member]
Related Party Transaction [Line Items]
Relationship and Nature	100% controlled by Ms. Jia Xiaohua
Cargo Link Logistics HK Company Limited [Member]
Related Party Transaction [Line Items]
Relationship and Nature	Owns 33% of shares of Sky Pacific Logistics HK Company Limited
Shenzhen Feijia Supply Chain Management Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship and Nature	43% shares owned by JYD YCKJ’s 48% interest minor shareholder
Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship and Nature	40% owned by Supervisor of JYD SXGYL
Xi’an Rochester Electronic Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship and Nature	50% owned by Supervisor of JYD SXGYL
Shenzhen Zhongshun Jiean Estate Management Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship and Nature	90% owned by previous management of JYD NJWL
LD Global Logistics Inc [Member]
Related Party Transaction [Line Items]
Relationship and Nature	10% owned by JYD US
HYTX Logistics LLC [Member]
Related Party Transaction [Line Items]
Relationship and Nature	Owns 49% of HYTX Warehouse Inc. before March 2025
Shenzhen Oranda Global Logistics Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship and Nature	80% shares owned by Oranda’s 49% interest minor shareholder
HYTX Warehouse No. 3 LLC [Member]
Related Party Transaction [Line Items]
Relationship and Nature	20% owned by JYD US
HYTX Warehouse No. 10 LLC [Member]
Related Party Transaction [Line Items]
Relationship and Nature	49% owned by JYD US
JPEC Enterprises, Inc. [Member]
Related Party Transaction [Line Items]
Relationship and Nature	Owns 45% of LabelBridge Logistics LLC
Bin Li [Member]
Related Party Transaction [Line Items]
Relationship and Nature	Supervisor of JYD SXGYL
Hongkong Boyatong Supply Chain Management [Member]
Related Party Transaction [Line Items]
Relationship and Nature	A shareholder which holds 9.10% equity interests of the Company
Key management and their immediate family members [Member]
Related Party Transaction [Line Items]
Relationship and Nature	The Group’s key management and their immediate family members